Fair Value Measurements	11 Months Ended
Mar. 31, 2012
Fair Value Measurements
R.	Fair Value Measurements:

The balances of assets and liabilities measured at fair value as of March 31, 2012 and April 30, 2011 are as follows:

	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
(In Thousands)	March 31, 2012
Financial instruments measured at fair value on a recurring basis:
Securities available-for-sale
U.S. Government agency obligations	$9,014	$0	$9,014	$0
Municipal obligations	3,003	0	3,003	0
Mortgage-backed and related securities	31,487	0	31,487	0
Trust preferred securities	717	0	717	0
Equity securities	74	0	74	0

Total securities available-for-sale	$44,295	$0	$44,295	$0

Financial instruments measured at fair value on a nonrecurring basis:
Impaired loans	$62	$0	$62	$0
Real estate acquired by foreclosure	$194	$0	$194	$0

	Assets at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
(In Thousands)	April 30, 2011
Financial instruments measured at fair value on a recurring basis:
Securities available-for-sale
U.S. Government agency obligations	$10,488	$0	$10,488	$0
Corporate debt securities	501	0	501	0
Municipal obligations	2,362	0	2,362	0
Mortgage-backed and related securities	32,141	0	32,141	0
Trust preferred securities	732	0	732	0
Equity securities	126	0	126	0

	$46,350	$0	$46,350	$0

Financial instruments measured at fair value on a nonrecurring basis:
Impaired loans	$1,356	$0	$1,356	$0
Real estate acquired by foreclosure	$1,211	$0	$1,211	$0